Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2025 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2025 Fund- Class A
Expense Example:
1 year	$ 647
3 years	801
5 years	967
10 years	1,442
Fidelity Advisor Freedom Blend 2025 Fund- Class M
Expense Example:
1 year	448
3 years	657
5 years	882
10 years	1,522
Fidelity Advisor Freedom Blend 2025 Fund- Class C
Expense Example:
1 year	253
3 years	474
5 years	817
10 years	1,781
Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor
Expense Example:
1 year	51
3 years	160
5 years	278
10 years	617
Fidelity Advisor Freedom Blend 2025 Fund- Class Z
Expense Example:
1 year	41
3 years	128
5 years	223
10 years	$ 494